Significant Related Party Transaction and Balances	12 Months Ended
Dec. 31, 2024
Significant Related Party Transaction and Balances [Abstract]
Significant related party transaction and balances
19.	Significant related party transaction and balances

In addition to the related party information disclosed elsewhere in the financial statements, the following were significant related party transactions at rates and terms agreed between the Group and the related parties during the year:

Transaction with related parties

On July 19, 2024, a loan settlement agreement was entered by and between the Company and the ultimate beneficial shareholder, pursuant to which the ultimate beneficial shareholder waived the outstanding balance of HK$18,679,181 (US$2,391,425) as of December 31, 2023, upon the receipt of a promissory note issued to Bliss On Limited for the principal sum of US$2,391,425, which has been converted into 597,856 Class A ordinary shares on September 5, 2024.

Balances with related parties

	As of December 31,
	2023	2024
	HK$	HK$	US$

Amount due to ultimate beneficial shareholder	18,679,181	—	—

Key management personnel

Key management personnel are the Chief Executive Officer, the Chief Financial Officer and the independent director of the Group and those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly.

The remuneration of key management personnel of the Group as follows:

	Year ended December 31,
	2022	2023	2024
	HK$	HK$	HK$	US$
Salaries and related costs	1,350,000	1,490,000	1,495,255	192,496
Defined contribution plan	36,000	36,000	36,541	4,704
	1,386,000	1,526,000	1,531,796	197,200